Loans - Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Six Months (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 108	¥ 27
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	98	13
Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Recorded investment	95	8
Domestic | Corporate | Small and medium sized companies
Financing Receivable, Modifications [Line Items]
Recorded investment	1	3
Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Recorded investment	1	1
Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Recorded investment	1	1
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 10	¥ 14